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                                  ROPES & GRAY
                               ONE FRANKLIN SQUARE
                                1301 K STREET, NW
                                 SUITE 800 EAST
                              WASHINGTON, DC 20005
                                 (202) 626-3967

May 8, 2001

VIA EDGAR

Securities and Exchange Commission
Filing Desk
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:   THE HUNTINGTON VA FUNDS (REGISTRATION NOS. 333-83397, 811-9481)


Dear Sir or Madam:

         Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 3 filed and effective on May 1, 2001 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 3 was filed electronically.

         Please call me at (202) 626-3967 if you have any questions regarding this filing.

                                   Sincerely,

                                   HUNTINGTON VA FUNDS
                                   Registrant

                                   By: /s/ Alyssa Albertelli
                                      ------------------------
                                           Alyssa Albertelli
                                           Pursuant to power of attorney filed
                                             previously